Average Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Core ETF	Dec. 30, 2023
Fidelity Enhanced Large Cap Core ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(16.20%)
Past 5 years	9.73%
Past 10 years	12.52%
Fidelity Enhanced Large Cap Core ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.45%)
Past 5 years	8.19%
Past 10 years	10.66%
Fidelity Enhanced Large Cap Core ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.41%)
Past 5 years	7.45%
Past 10 years	9.73%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%